Equity-Based Compensation Expense - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Expected term (years)	7 years
Expected volatility	58.50%
Risk free interest rate	2.14%